Note 10 - Dividends distribution	12 Months Ended
Dec. 31, 2024
Note 10 - Dividends distribution
Note 10 - Dividends distribution

10     Dividends distribution

On November 6, 2024, the Company’s Board of Directors approved an interim dividend of $0.27 per outstanding share ($0.54 per ADS), or approximately $299 million, paid on November 20, 2024, with record date on November 19, 2024 and ex-dividend date of November 18, 2024 in Europe and November 19, 2024 in the United States and Mexico.

On April 30, 2024, the Company’s shareholders approved an annual dividend in the amount of $0.60 per outstanding share ($1.20 per ADS). The amount approved by the shareholders included the interim dividend previously paid in November 22, 2023 in the amount of $0.20 per outstanding share ($0.40 per ADS). The balance, amounting to $0.40 per outstanding share ($0.80 per ADS), was paid on May 22, 2024, for an amount of approximately $459 million. In the aggregate, the interim dividend paid in November 2023 and the balance paid in May 2024 amounted to approximately $694 million.

On May 3, 2023, the Company’s shareholders approved an annual dividend in the amount of $0.51 per share ($1.02 per ADS). The amount approved by the shareholders included the interim dividend previously paid on November 23, 2022 in the amount of $0.17 per share ($0.34 per ADS). The balance, amounting to $0.34 per share ($0.68 per ADS), was paid on May 24, 2023, for an amount of approximately $401 million. In the aggregate, the interim dividend paid in November 2022 and the balance paid in May 2023 amounted to approximately $602 million.